CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage Revenues	$ 445,738		$ 243,657
Voyage Expenses	(158,656)		(173,410)
Vessel Operating Expenses	(66,589)		(64,924)
General and Administrative Expenses	(9,790)		(19,555)
Depreciation Expense	(82,610)		(74,375)
Loss on Contract	0		(5,000)
Fees for Provided Services	0		0
Net Operating Income (Loss)	128,093		(93,608)
Interest Income	114		146
Interest Expenses	(10,855)	$ (12,244)	(11,518)
Gain on shares	0		0
Other Financial Expenses	(167)		(391)
Total Other Expenses	(10,908)		(11,763)
Net Income (Loss) Before Income Taxes and Equity (Loss) Income	117,185		(105,371)
Income Tax Expense	(96)		(86)
Equity (Loss) Income	(2,462)		40
Net Income (Loss)	$ 114,627	(13,166)	$ (105,417)
Basic and Diluted Earnings (Loss) per Share (in dollars per share)	$ 1.29		$ (1.64)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)	89,182,001		64,101,923
Cash Dividends per share (in dollars per share)	$ 1.38		$ 0.64
Adjusted [Member]
Voyage Revenues		351,049
Voyage Expenses		(199,430)
Vessel Operating Expenses		(62,500)
General and Administrative Expenses		(14,863)
Depreciation Expense		(80,531)
Loss on Contract		0
Fees for Provided Services		1,500
Net Operating Income (Loss)		(4,775)
Interest Income		181
Interest Expenses		(12,244)
Gain on shares		3,286
Other Financial Expenses		(1,126)
Total Other Expenses		(9,903)
Net Income (Loss) Before Income Taxes and Equity (Loss) Income		(14,678)
Income Tax Expense		(47)
Equity (Loss) Income		1,559
Net Income (Loss)		$ (13,166)
Basic and Diluted Earnings (Loss) per Share (in dollars per share)		$ (0.15)
Basic and Diluted Average Number of Common Shares Outstanding (in shares)		85,401,179
Cash Dividends per share (in dollars per share)		$ 0.63